Income Taxes - Schedule of Income Tax Expenses Benefits (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Current tax expense	$ 47,866
Deferred tax benefits			(43,930)
Total income taxes	$ (47,866)		$ 43,930